PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5:-   PROPERTY AND EQUIPMENT

	December 31,
	2013	2014
Cost:

Computers and peripheral equipment	$813	$851
Office furniture and equipment	186	189
Leasehold improvements	29	29

	1,028	1,069
Accumulated depreciation:

Computers and peripheral equipment	678	775
Office furniture and equipment	151	160
Leasehold improvements	16	16

Accumulated depreciation	845	951

Depreciated cost	$183	$118

The depreciation expense for the years ended December 31, 2012, 2013 and 2014 amounted to $ 102, $ 124 and $ 106, respectively.